Accumulated Other Comprehensive Income (Loss) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Summary of Changes in Accumulated Other Comprehensive Loss
The following table provides a summary of the changes in Accumulated other comprehensive income (loss) for the three months ended March 31, 2019 (amounts in thousands):

Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2018	$7,608
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (a)	(468)
Balance at March 31, 2019	$7,140

(a)	Amounts reclassified into Net loss are included in Interest expense on the condensed consolidated statements of operations. See note 6, Derivatives, for further information.

The following table provides a summary of the changes in Accumulated other comprehensive income (loss) for the three months ended March 31, 2018 (amounts in thousands):

Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2017	$(7,375)
Impact of adoption of ASU 2017-12	605
Adjusted balance at January 1, 2018	(6,770)
Unrealized gain on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0	13,668
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (a)	738
Net current period Other comprehensive income	14,406
Balance at March 31, 2018	$7,636

(a)	Amounts reclassified into Net loss are included in Interest expense on the condensed consolidated statements of operations.

The following table provides a summary of the changes in Accumulated other comprehensive income (loss) for the periods presented (amounts in thousands):

Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2015	$(13,546)
Unrealized loss on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0 (a)	(2,673)
Reclassifications of unrealized loss on derivatives into net income, net of income tax of $0 (b)	7,262
Net current period other comprehensive income (loss)	4,589
Balance at December 31, 2016	$(8,957)
Unrealized loss on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0 (a)	(3,842)
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (b)	5,424
Net current period other comprehensive income	1,582
Balance at December 31, 2017	$(7,375)
Impact of adoption of ASU 2017-12	605
Adjusted balance at January 1, 2018	$(6,770)
Unrealized gain on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0 (a)	12,882
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (b)	1,496
Net current period other comprehensive income	14,378
Balance at December 31, 2018	$7,608

(a)        No income taxes were recorded on the unrealized gain / (loss) on derivative instrument amounts for 2018, 2017 and 2016 because the Company is subject to a full valuation allowance.
(b)        Amounts reclassified into Net loss are included in Interest expense on the consolidated statement of operations.  See note 10, Derivatives, for further information.